Cover	Dec. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	001-39830
Entity Registrant Name	Ventoux CCM Acquisition Corp.
Entity Central Index Key	0001822145
Entity Tax Identification Number	84-2968594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 East Putnam Avenue
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	00000
City Area Code	(646)
Local Phone Number	465-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	VTAQ
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	VTAQW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	VTAQR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	VTAQU
Security Exchange Name	NASDAQ